GOVERNMENT PARTICIPATION - Aggregate Contributions Recognized (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Government Grants [Line Items]
Total contributions	$ 29.0	$ 33.3
Project New Core Markets
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	1.9	2.3
Contributions credited to income	2.2	2.4
Total contributions	4.1	4.7
Project Innovate
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	2.8	4.1
Contributions credited to income	16.8	23.2
Total contributions	19.6	27.3
Project SimÉco 4.0
Disclosure of Government Grants [Line Items]
Contributions credited to capitalized expenditures	1.8	1.1
Contributions credited to income	3.5	0.2
Total contributions	$ 5.3	$ 1.3